Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses [Abstract]
Accrued salaries and wages	$ 2,033	$ 1,549	$ 1,398
Accrued professional fees	1,121	1,273	93
Accrued license fees	3,300	3,300	3,300
Accrued interest	273	267
Board of Directors compensation	285	242
Other accrued expenses	1,014	865	590
Total accrued expenses	$ 8,026	$ 7,496	$ 5,381